UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number        811-21247
                                                     ----------------------

                       IVY MULTI-STRATEGY HEDGE FUND LLC
       --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 One Wall Street
                                 New York, NY 10286
                      -------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven Pisarkiewicz
                              BNY Asset Management
                                 1290 6th Avenue
                                 New York, NY 10104
                         ------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  1-212-298-0113
                                                           ----------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.





                  IVY MULTI-STRATEGY       Semi-Annual Report
                    HEDGE FUND LLC         September 30, 2003










                        [LOGO IVY Asset Management Corp.]

IVY MULTI-STRATEGY HEDGE FUND LLC

 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 September 30, 2003 (unaudited)


 HEDGE FUNDS - 99.3%                                INTERESTS           VALUE



 MARKET NEUTRAL - 42.1%


 CONVERTIBLE HEDGING - 6.0%

 Advent Convertible Arbitrage Fund, LP (The)        3,350,000         $3,421,478
                                                                    ------------

 MULTI-HEDGING STRATEGIES - 32.8%


 Amaranth Partners, LLC                             3,350,000          3,461,016
 Blackthorn Partners, LP                            2,250,000          2,255,818
 Deephaven Market Neutral Fund, LLC                 3,650,000          3,771,506
 Elliot Associates, LP                              3,100,000          3,233,911
 Hayworth Partners, LP                              2,950,000          2,921,521
 Stark Investments, LP                              2,900,000          3,032,114
                                                                    ------------
                                                                      18,675,886
                                                                    ------------

 STATISTICAL ARBITRAGE QUANTITATIVE - 3.3%

 d. Quant Fund, LLC                                 1,850,000          1,867,376
                                                                    ------------


 LONG/SHORT EQUITY STRATEGIES - 17.7%


 LONG/SHORT TILT - 10.7%


 Alson Signature Fund, LP                           2,250,000          2,280,567
 Copper Arch Fund, LP                               2,750,000          2,828,152
 Willow Creek Capital Partners, LP                  1,000,000          1,009,328
                                                                    ------------
                                                                       6,118,047
                                                                    ------------

 LONG/SHORT GLOBAL - 1.8%

 Standard Global Equity Partners SA, LP             1,050,000            996,545
                                                                    ------------

 LONG/SHORT SPECIALITY - 5.2%

 Minot Capital II, LP                               2,900,000          2,984,142
                                                                    ------------

 IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
 September 30, 2003 (unaudited)



 SPECIAL SITUATIONS - 39.5%                         INTERESTS           VALUE


 DISTRESSED - 21.7%


 Cerberus Partners, LP                              3,150,000          3,354,553
 King Street Capital, LP                            3,200,000          3,437,923
 Longacre Capital Partners, LP                      2,950,000          3,109,366
 Merced Partners, LP                                2,350,000          2,484,224
                                                                    ------------

                                                                      12,386,066
                                                                    ------------


 MULTIPLE EVENT-DRIVEN - 17.8%


 Brencourt Multi-Strategy Fund, LP                    900,000            964,069
 Davidson Kempner Partners                          2,150,000          2,245,940
 Perry Partners, LP                                 3,250,000          3,459,757
 Purchase Associates II, LP                         2,450,000          2,497,880
 Seneca Capital, LP                                   850,000            949,362
                                                                    ------------

                                                                      10,117,008
                                                                    ------------


 TOTAL INVESTMENTS (cost $54,600,000) - 99.3%                         56,566,548
 Other Assets, Less Liabilities - 0.7%                                   405,945
                                                                    ------------

 MEMBERS' CAPITAL - 100.0%                                           $56,972,493
                                                                    ============



--------------------------------------------------------------------------------
 See Notes to Financial Statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
 September 30, 2003 (unaudited)



 ASSETS
 Investments, at market value (cost $54,600,000)                 $   56,566,548
 Cash                                                                   508,697
 Deferred offering costs                                                 22,515
 Prepaid assets                                                          18,641
 Interest receivable                                                         50
                                                                ---------------
   TOTAL ASSETS                                                      57,116,451
                                                                ---------------

 LIABILITIES
 Management fee payable                                                  69,200
 Administration fee payable                                              47,700
 Accrued expenses and other liabilities                                  27,058
                                                                ---------------
    TOTAL LIABILITIES                                                   143,958
                                                                ---------------
 NET ASSETS                                                      $   56,972,493
                                                                ===============

 MEMBERS' CAPITAL
 Paid-in capital                                                 $   55,610,684
 Undistributed net investment loss                                     (604,739)
 Net unrealized appreciation of investments                           1,966,548
                                                                ---------------
                                                                 $   56,972,493
                                                                ===============



--------------------------------------------------------------------------------
 See Notes to Financial Statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 For the Period April 1, 2003* through September 30, 2003 (unaudited)

 INVESTMENT INCOME
 Interest Income                                                  $       1,077
                                                                 ---------------

 EXPENSES
    Advisory fee                                                        311,845
    Organizational costs                                                 62,369
    Administrative fee                                                   51,974
    Legal fee                                                            50,752
    Audit fee                                                            37,500
    Insurance                                                            22,609
    Printing                                                             17,501
    Registration fees                                                    13,181
    Directors' fees                                                      12,501
    Miscellaneous                                                         7,499
                                                                 ---------------
    TOTAL EXPENSES                                                      587,731
                                                                 ---------------

 Net Investment Loss                                                   (586,654)
                                                                 ---------------

 NET UNREALIZED APPRECIATION ON INVESTMENTS

 Net Unrealized Appreciation on Investments                           1,966,548
                                                                 ---------------

 NET INCREASE IN MEMBERS' CAPITAL RESULTING
    FROM OPERATIONS                                               $   1,379,894
                                                                  ==============



--------------------------------------------------------------------------------
 * Commencement of Operations

 See Notes to Financial Statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------
 For the Period April 1, 2003* through September 30, 2003 (unaudited)


      CHANGE IN MEMBERS' CAPITAL
                                                                    MEMBERS'
                                                                    CAPITAL
--------------------------------------------------------------------------------
      Members' Capital, April 1, 2003                            $      100,000
      Members' contributions                                         55,510,684
      Offering Costs                                                    (18,085)
      Net Investment Loss                                              (586,654)
      Net Unrealized Appreciation on Investments                      1,966,548
                                                                ----------------


      Members' Capital, September 30, 2003                       $   56,972,493
                                                                ================



--------------------------------------------------------------------------------
 * Commencement of Operations

 See Notes to Financial Statements.

IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------
 September 30, 2003 (unaudited)

 CASH FLOW FROM OPERATING ACTIVITIES
 Net increase in Members' Capital derived from operations       $     1,379,894

 ADJUSTMENTS TO RECONCILE NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS TO NET CASH PROVIDED BY
    OPERATING ACTIVITIES:
 Purchases of investments                                           (54,600,000)
   Change in net unrealized appreciation on investments              (1,966,548)
   Offering costs                                                       (18,085)

 CHANGE IN ASSETS AND LIABILITIES:

 INCREASE IN ASSETS:
   Interest receivable                                                      (50)
   Prepaid assets                                                       (18,641)
   Deferred offering costs                                              (22,515)

 DECREASE IN PAYABLES:
   Management fee                                                        69,200
   Administration fee                                                    47,700
   Other payables                                                        27,058
 Net cash provided by operating activities                          (55,101,987)

 CASH FLOW FROM FINANCING ACTIVITIES
 Proceeds from Members' subscriptions                                55,610,684
                                                               -----------------
 Net cash used in financing activities                               55,610,684

 Net increase in cash and cash equivalents                              508,697
                                                               -----------------
 Cash and cash equivalents-beginning of period                               --
 Cash and cash equivalents-end of period                        $       508,697
                                                               =================



--------------------------------------------------------------------------------
 See Notes to Financial Statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
 (unaudited)

NOTE 1. ORGANIZATION

Ivy Multi-Strategy Hedge Fund LLC (the "Fund") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund was organized as a Delaware limited liability company on September 25, 2002. Pursuant to an investment advisory agreement between the Fund and the BNY Investment Advisors (the "Adviser"), the Adviser will be responsible for developing, implementing and supervising the Fund's investment program. The Adviser is a division of The Bank of New York, a New York state chartered bank. The Bank of New York is a subsidiary of The Bank of New York Company, Inc. ("BNYCo"), a financial holding company. Ivy Asset Management Corp. ("Ivy"), a direct, wholly-owned subsidiary of BNYCo, has been retained by the Adviser to provide day-to-day investment management services to the Fund, subject to the general supervision of the Adviser. The Fund commenced operations on April 1, 2003. The Fund had no operations prior to that date other than those related to organizational matters and the sale issuance of $100,000 of limited liabilities company interest in the Fund to BNY Falcon Three Holding Corp., an affiliate of BNY Investment Advisor (the "Adviser").

The Fund's investment objective is to provide above average capital appreciation with low to moderate volatility of investment returns. The Fund pursues its investment objective by investing primarily in private investment partnerships and other investment vehicles ("Portfolio Funds") that are managed by a select group of alternative asset managers ("Portfolio Managers") that pursue "Equity Investing," "Special Situation" and "Relative Value" investment strategies. In allocating the Fund's assets for investment, Ivy focuses on the selection of Portfolio Managers that have achieved above average investment returns through different market cycles, with additional consideration given to those managers that have achieved good performance during adverse market conditions. Ivy has primary responsibility for selecting Portfolio Managers and determining the portion of the Fund's assets to be allocated to each Portfolio Manager.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

 IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
 (unaudited)

A. SECURITIES VALUATION

The Fund values its holdings in accordance with the valuation principles set forth and established by the Board of Managers (the "Board"). These procedures require that the Fund value its investment in Portfolio Funds at fair value. Fair value of these investments ordinarily will be the value determined as of the end of each fiscal period by the Portfolio Managers of each Portfolio Fund. Because Portfolio Funds provide net asset value information to the Fund on a monthly basis and do not generally provide detailed information on their investment positions except on an annual basis, the Fund generally will not be able to determine the fair value of investments or its net asset values other than as of the end of each month and may not be able to verify valuation information provided to the Fund by Portfolio Managers.

To the extent that the Fund invests any of its assets through Portfolio Accounts, the Fund will value US exchange traded securities and securities included in the Nasdaq National Market System at the last composite sale prices as reported on the exchanges where such securities are traded. Securities traded on a foreign securities exchange will be traded at the last sale prices on the exchange where such securities are primarily traded. Listed option and futures contracts will be valued using last sales prices as reported by the exchange with the highest recorded daily volume for such options or futures contract. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealer making markets for such securities. If market quotations are not readily available, securities and other assets, will be valued at fair value as determined in good faith by, or supervision of, the Board. Debt securities with remaining maturities of 60 days or less, will be valued at amortized costs, so long as such valuation is determined by the Board to represent fair value.

B. INCOME RECOGNITION

Interest income is recorded on the accrual basis. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis.

C. ALLOCATION OF NET PROFITS AND LOSSES; ALLOCATION OF OFFERING COSTS

Net profits or net losses of the Fund for each fiscal period will be allocated among, and credited to or debited against, the capital accounts of Members as of the last day of each fiscal period in accordance with Members' respective investment percentages for the period. Net profits or net losses will be measured as the net change in the value of the

 IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
 (unaudited)

net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments) and realized income and gains or losses and expenses during a fiscal period, before giving effect to any repurchases by the Fund of Interests (or portions thereof), and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages. Offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during a fiscal period will be allocated and charged to the capital accounts of Members pro rata in accordance with their respective investment percentages for the period.

D. INCOME TAXES

Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal income tax purposes. Accordingly, no provision for the payment of Federal, State or local income tax has been provided by the Fund. Each Member is individually required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

E. ORGANIZATIONAL EXPENSES AND OFFERING COSTS

The Fund's organization expenses are borne by the Fund and amounted to $62,369 through September 30, 2003. In addition, the Fund incurred certain offering costs, estimated at $175,000, associated with the initial offering of Interests, which were charged directly to capital upon the initial sale of Interests to BNY Falcon Three Holding Corp..

Organization expenses are expensed as incurred and offering costs are charged to capital as incurred. In order to achieve a more equitable distribution of the impact of organization and initial offering expenses among Members, an initial allocation of these expenses will be made as of the first date on which capital contributions of Members are made. These allocations will thereafter be adjusted as of each date during the one year period following commencement of the Fund's operations that additional capital is contributed to the Fund by Members. This procedure generally will result in a final allocation of the Fund's organization and initial offering expenses among Members based on the percentage that a Member's contributed capital to the Fund bears to the total capital contributed to the Fund through March 31, 2004.

 IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
 (unaudited)

NOTE 3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH
AFFILIATES

In consideration of services provided by the Adviser, the Fund pays the Adviser a fee, computed and paid monthly, at the annual rate of 1.50% of the aggregate value of outstanding Interest determined as of the beginning of every month subsequent to the initial sale of Interests to investors. The Adviser pays Ivy for its services equal to 50% of the Management Fee received by the Adviser. The fee paid to Ivy is not an expense of the Fund.

The Bank of New York (the "Administrator") provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.25% of the Fund's net assets on an annual basis and reimburses the Administrator for certain out-of-pocket expenses. Pursuant to the administration agreement with the Fund, the Administrator may appoint sub-administrators to provide these services to the Fund.

BNY Hamilton Distributors, Inc. (the "Distributor") acts as the distributor of Interests on a best efforts basis, subject to various conditions. Interests are being offered through the Distributor and other brokers, dealers and certain financial institutions that have entered into selling agreements with the to investors meeting all qualifications for investment in the Fund. BNY Investment Advisors (or one of its affiliates) may pay from its own resources compensation to brokers and dealers of up to 1% of the value of Interests sold by them.

Investor Servicing Fee - The Fund pays a quarterly fee to the Distributor to reimburse it for payments made to Selling Agents and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service Providers"). This fee will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.50% (on an annualized basis) of the average monthly aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of each month (before any repurchases of Interests); or (ii) the Distributor's actual payments to the Investor Service Provider.

The Bank of New York (the "Custodian") serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board.

 IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
 (unaudited)

Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Directors who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended September 30, 2003 were $12,501.

NOTE 4. PORTFOLIO TRANSACTIONS

Aggregate purchases and sales of investments (excluding short-term investments) for the period April 1, 2003 (commencement of operations) to September 30, 2003, amounted to $54,600,000, and $0, respectively. At September 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2003, accumulated net unrealized appreciation on investments was $1,966,548, consisting of $2,048,482 gross unrealized appreciation and $81,934 gross unrealized depreciation.

NOTE 5. PORTFOLIO FUND INVESTMENTS

The Fund invests in Portfolio Funds that are managed by Portfolio Managers that pursue Equity Investments, Special Situations and Relative Value investment strategies. Portfolio Funds are investment funds typically organized as limited partnerships that do not publicly offer their securities and are not required to register under the Investment Company Act. The typical Portfolio Funds have greater flexibility as to the type of securities it may own, the types of trading strategies it may employ and the amount of leverage it may use. The investment programs used by the Portfolio Managers may employ a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage (i.e., borrowing money for investment purposes), and transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts and options on futures and distressed securities including low-grade bonds and convertible hedging. Additionally the Fund may borrow money for investment purposes to meet repurchase requests and for cash management purposes.

The agreements related in Investments Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profit earned. The Investment Funds provide for periodic redemptions, with lockup provisions of up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

 IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
 (unaudited)

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profit earned. The Investment Funds provide for periodic redemptions, with lock up provisions from initial investment.

NOTE 6. SHORT SELLING

Portfolio Funds and Portfolio Accounts may sell securities short. To effect a short sale, the Portfolio Fund or Portfolio Account borrows the security from a brokerage firm, or other permissible financial intermediary, and makes delivery to the buyer. The Portfolio Fund or Portfolio Account then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio Fund or Portfolio Account, which would result in a loss or gain, respectively. The use of short sales is a speculative practice and involves significant risks. There were no securities sold short by the Fund for the period April 1, 2003 through September 30, 2003.

NOTE 7. DERIVATIVES

Portfolio Funds may use financial instruments, known as derivatives, for purposes of hedging portfolio risk and for non-hedging purposes. Examples of derivatives include stock options, index options, futures and options on futures. Transactions in derivatives involve certain risks. The Fund did not enter into any derivative contracts during the period April 1, 2003 through September 30, 2003.

NOTE 8. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the Investment Company Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. Borrowings by Portfolio Funds and the Fund for investment purposes (a practice known as "leverage") involve certain risks. Any such borrowings by the Fund are made solely for Portfolio Accounts and are not principal investment strategies of the Fund. There were no borrowings by the Fund during the period April 1, 2003 through September 30, 2003.

 IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
(unaudited)

NOTE 9. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the period:

                                                               APRIL 1, 2003 (a)
                                                                         THROUGH
                                                          SEPTEMBER 30, 2003 (b)
                                                       -------------------------

Net assets, end of period (000)                                   $56,972
Ratio of net investment loss to average net assets (c)            (2.82%)
Ratio of expenses to average net assets
  (excluding organizational expenses) (c)                           2.53%
Ratio of expenses to average net assets (c)                         2.83%
Portfolio turnover rate                                                0%
Total return                                                        3.49%

(a)  Commencement of Operations

(b) Net investment income (loss) ratio, expenses to average net assets ratio and total return are calculated for the Members as a whole. An individual Member's return may vary from this return based on the timing of capital transactions.

(c) Ratios are annualized and reflect the re-allocation of organizational expenses to all Members.

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


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


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









The Fund is available to investors who have a personal net worth of $1.5 million and meet certain other criteria as described in the Fund's prospectus. Interests in the Fund are not transferable; however liquidity may be available through repurchase offers made at the discretion of the Board of Managers of the Fund.


FOR MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND ONGOING FEES, PLEASE CALL 1.877.470.9122 TO RECEIVE A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.


As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the fund will achieve its objectives. The prospectus contains a more complete description of the risks associated with the Fund. Under no circumstances should a prospective investor ELECT TO INVEST IN THE FUND WITHOUT REVIEWING THE FUND'S PROSPECTUS.


The Fund is distributed by BNY Hamilton Funds Distributors, Inc., which is not affiliated with The Bank of New York, The Bank of New York, as adviser, and Ivy Asset Management Corp., as investment manager, both receive compensation for providing advisory and other services to the Fund.

--------------------------------------------------------------------------------
NOT FDIC, STATE OR                MAY LOSE              NO BANK, STATE OR
FEDERAL AGENCY INSURED            VALUE                 FEDERAL AGENCY GUARANTEE
--------------------------------------------------------------------------------

                        [LOGO IVY Asset Management Corp.]

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

a) Based on their evaluation on November 20, 2003, the President (principal executive officer) and the Treasurer (principal financial officer) of the Ivy Multi-Strategy Hedge Fund LLC (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or BNY Investment Advisors (the "Adviser"), the investment adviser, Ivy Asset Management Corp. ("Ivy"), the investment manager and The Bank of New York (the "Administrator"), administrator of the Fund, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or BNY or Bisys on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the Adviser's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the Adviser's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the Adviser during such period.

ITEM 10. EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Ivy Multi-Strategy Hedge Fund LLC
            ----------------------------------------------------

By (Signature and Title) /s/ Steven Pisarkiewicz, President
                        ---------------------------------
                         Steven Pisarkiewicz, President

Date  December 8, 2002
     ---------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Steven Pisarkiewicz, President
                        ---------------------------------
                         Steven Pisarkiewicz, President

Date  December 8, 2002
    -----------------------------------------------------

By (Signature and Title) /s/ George Roeck, Treasurer
                        ---------------------------------
                             George Roeck, Treasurer

Date   December 8, 2002
    -----------------------------------------------------